Certain Transactions (Details) - Schedule of book value of MakerBot's net assets	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule Of Book Value Of Makerbots Net Assets Abstract
Fair value, net	$ 55,751,000
Net assets deconsolidated	(14,146,000)
Transaction expenses	(2,469,000)
Gain on deconsolidation of subsidiary	39,136,000
Certain Transactions (Details) [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	$ 13.9